Pension (Details) $ in Millions		9 Months Ended	12 Months Ended
	Mar. 29, 2018 Plan	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Plan	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Defined Benefit Plans [Abstract]
Number of defined benefit pension plans acquired | Plan	2
Number of non-U.S. noncontributory defined benefit pension plans sponsored | Plan			2
Guaranteed Insurance Contracts [Member]
Change in plan assets [Roll forward]
Fair value of plan assets at beginning of period			$ 141.0	$ 0.0
Plan assets acquired through business combination			0.0	146.5
Actual return on plan assets			32.3	5.8
Assets sold/benefits paid			(1.5)	0.1
Foreign exchange rate changes			(2.5)	(11.3)
Fair value of plan assets at end of year		$ 141.0	169.3	141.0
Defined benefit plan, information about fair value [Abstract]
Actual fair value		141.0	169.3	0.0	$ 169.3	$ 141.0
Defined Benefit Plans [Member]
Change in benefit obligation [Roll forward]
Benefit obligation at beginning of period			140.7	0.0
Benefit obligation acquired through business combination			0.0	147.2
Interest cost			1.9	1.6
Actuarial loss			30.4	4.2
Benefits paid			(1.5)	(1.0)
Foreign exchange rate changes			(2.5)	(11.3)
Benefit obligation at end of period		140.7	169.0	140.7
Change in plan assets [Roll forward]
Fair value of plan assets at beginning of period			141.0	0.0
Plan assets acquired through business combination			0.0	146.5
Actual return on plan assets			32.3	5.8
Employer contribution			0.0	1.0
Assets sold/benefits paid			(1.5)	(1.0)
Plan participants' contributions			0.0	0.1
Foreign exchange rate changes			(2.5)	(11.2)
Fair value of plan assets at end of year		$ 141.0	169.3	141.0
Funded status					0.3	0.3
Amounts recognized in balance sheets [Abstract]
Other assets - noncurrent					0.3	0.3
Net pension asset (liability)					0.3	0.3
Net amount recognized					0.3	0.3
Net Periodic Benefit Cost [Abstract]
Interest cost			1.9	1.6
Expected return on plan assets			(1.9)	(1.6)
Net pension expense			$ 0.0	0.0
Plans for which the accumulated benefit obligation exceeds plan assets [Abstract]
Projected benefit obligation					169.0	140.7
Accumulated benefit obligation					169.0	140.7
Fair value of plan assets					$ 169.3	$ 141.0
Weighted average assumptions used to calculate benefit obligations [Abstract]
Rate of compensation increase
Weighted average assumptions used calculating net periodic benefit cost [Abstract]
Rate of compensation increase
Estimated future employer contributions					$ 0.0	$ 1.0
Defined benefit plan, information about fair value [Abstract]
Actual fair value		$ 141.0	$ 169.3	$ 0.0	169.3	$ 141.0
Estimated future benefit payments [Abstract]
2020					1.6
2021					1.8
2022					1.9
2023					2.2
2024					2.5
Five Years Thereafter					16.8
Total					$ 26.8
Defined Benefit Plans [Member] | Minimum [Member]
Weighted average assumptions used to calculate benefit obligations [Abstract]
Discount rate					0.54%	1.16%
Weighted average assumptions used calculating net periodic benefit cost [Abstract]
Discount rate		1.16%	0.54%
Expected long-term return on plan assets		1.16%	0.54%
Defined Benefit Plans [Member] | Maximum [Member]
Weighted average assumptions used to calculate benefit obligations [Abstract]
Discount rate					0.42%	1.50%
Weighted average assumptions used calculating net periodic benefit cost [Abstract]
Discount rate		1.50%	0.42%
Expected long-term return on plan assets		1.50%	0.42%
Defined Benefit Plans [Member] | Carrying Amount [Member]
Change in plan assets [Roll forward]
Fair value of plan assets at end of year			$ 169.3
Defined benefit plan, information about fair value [Abstract]
Actual fair value			169.3		$ 169.3
Defined Benefit Plans [Member] | Carrying Amount [Member] | Guaranteed Insurance Contracts [Member]
Change in plan assets [Roll forward]
Fair value of plan assets at end of year			169.0
Defined benefit plan, information about fair value [Abstract]
Actual fair value			169.0		169.0
Defined Benefit Plans [Member] | Carrying Amount [Member] | Other Contracts [Member]
Change in plan assets [Roll forward]
Fair value of plan assets at end of year			0.3
Defined benefit plan, information about fair value [Abstract]
Actual fair value			0.3		0.3
Defined Benefit Plans [Member] | Estimate of Fair Value Measurement [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets at end of year			169.3
Defined benefit plan, information about fair value [Abstract]
Actual fair value			169.3		169.3
Defined Benefit Plans [Member] | Estimate of Fair Value Measurement [Member] | Significant Unobservable Inputs (Level 3) [Member] | Guaranteed Insurance Contracts [Member]
Change in plan assets [Roll forward]
Fair value of plan assets at end of year			169.0
Defined benefit plan, information about fair value [Abstract]
Actual fair value			169.0		169.0
Defined Benefit Plans [Member] | Estimate of Fair Value Measurement [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Contracts [Member]
Change in plan assets [Roll forward]
Fair value of plan assets at end of year			0.3
Defined benefit plan, information about fair value [Abstract]
Actual fair value			$ 0.3		$ 0.3